Equity Incentive Plans - Summary of the Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options assumed from AVROBIO upon Merger closing	365,428
Options Exercised, Number of Shares	(52,833)
Options Forfeited and expired, Number of Shares	(220,115)
Closing Balance, Number of shares	92,480
Options vested and exercisable, Number of Shares	92,480
Options vested and expected to vest as of December 31, 2024	92,480
Options Exercised, Weighted- Average Exercise Price	$ 14.61
Options Forfeited and expired, Weighted- Average Exercise Price	136.24
Options assumed from AVROBIO upon Merger closing	89.92
Closing Balance, Weighted- Average Exercise Price	22.69
Options vested and exercisable, Weighted- Average Exercise Price	22.69
Options vested and expected to vest, Weighted- Average Exercise Price	$ 22.69
Weighted-Average Remaining Contractual Term (Years)	1 year 1 month 6 days
Options vested and exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 1 month 6 days
Weighted-Average Remaining Contractual Term (Years) Unvested and expected to vest as of December 31, 2024	1 year 1 month 6 days
Options Exercised, Aggregate Intrinsic Value	$ 1,344
Ending Balance, Aggregate Intrinsic Value	2,903
Options vested and exercisable, Aggregate Intrinsic Value	2,903
Aggregate Intrinsic Value, Unvested and expected to vest as of December 31, 2024	$ 2,903
2019 and 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding as of January 1, 2024		1,002,485
Options Granted, Number of Shares	982,980
Options Exercised, Number of Shares	(335,894)
Options Forfeited and expired, Number of Shares	(115,210)
Closing Balance, Number of shares	1,534,361
Options vested and exercisable, Number of Shares	364,472
Options vested and expected to vest as of December 31, 2024	1,534,361
Opening Balance, Weighted- Average Exercise Price		$ 3.11
Options Granted, Weighted- Average Exercise Price	$ 18.25
Options Exercised, Weighted- Average Exercise Price	2.54
Options Forfeited and expired, Weighted- Average Exercise Price	8.98
Closing Balance, Weighted- Average Exercise Price	12.49
Options vested and exercisable, Weighted- Average Exercise Price	2.8
Options vested and expected to vest, Weighted- Average Exercise Price	$ 12.49
Weighted-Average Remaining Contractual Term (Years)	8 years 6 months	8 years 2 months 12 days
Options vested and exercisable, Weighted-Average Remaining Contractual Term (Years)	6 years 7 months 6 days
Weighted-Average Remaining Contractual Term (Years) Unvested and expected to vest as of December 31, 2024	8 years 6 months
Opening Balance, Aggregate Intrinsic Value		$ 2,276
Options Exercised, Aggregate Intrinsic Value	$ 5,585
Ending Balance, Aggregate Intrinsic Value	51,805
Options vested and exercisable, Aggregate Intrinsic Value	15,809
Aggregate Intrinsic Value, Unvested and expected to vest as of December 31, 2024	$ 51,805